Average Annual Total Returns{- Freedom 2045 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2045 Portfolio	VIP Freedom 2045 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2045 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2045 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2045 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2045 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2045 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2045 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2045 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2045 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0390 Past 1 year	F0390 Past 5 years	F0390 Past 10 years
Total	19.27%	12.77%	10.44%	19.18%	12.66%	10.33%	18.97%	12.49%	10.16%	18.40%	15.22%	13.88%	16.54%	12.64%	10.64%